Research and Development Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Research And Development [Abstract]
Research and Development Expenses
Note 9 – Research and Development Expenses

	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	2,356	1,354	3,425
Share-based payment(1)	218	463	911
Materials	689	514	1,875
Professional services	315	132	403
Maintenance, office and software fees	197	79	145
Depreciation and amortization	468	174	400
D&O insurance	112	119	332
Others	72	75	103
Total Research and Development Expenses	4,427	2,910	7,594

(1)          Including expenses in respect of related parties - see Note 14.

	Three months ended June 30,	Three months ended June 30,
	2022	2021
	USD thousands	USD thousands

Salaries, wages and related expenses(1)	1,206	830
Share-based payment(1)	193	200
Materials	295	342
Professional services	190	86
Maintenance, office and software fees	78	42
Depreciation and amortization	250	149
D&O insurance	32	66
Others	41	68
Total Research and Development Expenses	2,285	1,783

(1)          Including expenses in respect of related parties - see Note 14.

Note 11 – Research and Development Expenses

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	3,425	1,369	117
Share-based payment(1)	911	476	-
Materials	1,875	319	20
Professional services	403	89	13
Registration, drafting and filing of patents	0	25	10
Maintenance, office and software fees	145	116	-
Depreciation and amortization	400	59	-
Insurance	332	-	-
Others	103	38	6
Total Research and Development Expenses	7,594	2,491	166

(1)	Including expenses in respect of related parties - see Note 18.